Staff costs and Directors' remuneration - Summary of Staff Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
System Fund [member] | 2020 reorganisation programme [Member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 20
Exceptional items [member]
Disclosure of information about employees and directors [Line Items]
Settlement loss including transaction costs			$ 15
Exceptional items [member] | 2020 reorganisation programme [Member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	27	$ 9	21
Exceptional items [member] | Termination Benefits Of US funded [Member]
Disclosure of information about employees and directors [Line Items]
Settlement loss including transaction costs			15
Exceptional items [member] | System Fund [member] | Comprehensive efficiency programme [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 0	$ 8	$ 21